Schedule of Investments (unaudited) November 30, 2020	iShares® 0-3 Month Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 95.1%
U.S. Treasury Bill
0.00%, 12/10/20(a)	$144,407	$144,405,104
0.00%, 12/17/20(a)	20,078	20,077,420
0.00%, 12/24/20(a)	539,352	539,324,434
0.00%, 12/29/20(a)	55,000	54,996,257
0.00%, 01/05/21(a)	807	806,544
0.00%, 01/14/21(a)	1,040	1,039,901
0.00%, 01/28/21(a)	37,508	37,502,612
U.S. Treasury Note/Bond, 2.88%, 11/15/21	33,472	34,353,255

		832,505,527

Total U.S. Government Obligations — 95.1% (Cost: $832,491,191)		832,505,527

Short-Term Investments

Money Market Funds — 10.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	91,750	91,750,000

Total Short-Term Investments — 10.5% (Cost: $91,750,000)		91,750,000

Total Investments in Securities — 105.6% (Cost: $924,241,191)		924,255,527

Other Assets, Less Liabilities — (5.6)%		(49,074,509)

Net Assets — 100.0%		$875,181,018

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/26/20	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(b)	$—		$0	(c)	$—	$—	$—	$—	—	$762	(d)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		91,750,000	(c)	—	—	—	91,750,000	91,750	32,424		—

						$—	$—	$91,750,000		$33,186		$—

(a)	The Fund commenced operations on May 26, 2020.
(b)	As of period end, the entity is no longer held.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® 0-3 Month Treasury Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
U.S. Government Obligations	$—	$832,505,527	$—	$832,505,527
Money Market Funds	91,750,000	—	—	91,750,000

	$91,750,000	$832,505,527	$—	$924,255,527

2